UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23179

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The Relative Value Fund

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(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

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(Address of principal executive offices) (Zip code)

Terrance P. Gallagher

235 W. Galena Street

Milwaukee, WI 53212

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(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2270

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Date of fiscal year end: March 31

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Date of reporting period: December 31, 2018

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Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is attached herewith.

The Relative Value Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2018 (Unaudited)

Principal Amount		Value
	Asset-Backed Securities – 5.8%
$203,660	DSLA Mortgage Loan Trust Series 2006-AR2, Class 1A1A, 2.660% (LIBOR 1 Month+19 basis points), 10/19/2036[1,2]	$177,351
250,000	Magnetite XVI Ltd. Series 2015-16A, Class F, 8.945% (LIBOR 3 Month+650 basis points), 1/18/2028[1,2,3]	229,619
226,375	RBSSP Resecuritization Trust Series 2009-10, Class 2A2, 2.000%, 1/26/2037[2,3,4]	153,493
100,000	WFRBS Commercial Mortgage Trust Series 2014-C24, Class C, 4.290%, 11/15/2047[2,4]	95,477
	Total Asset-Backed Securities (Cost $667,459)	655,940

Number of Shares
	Closed-End Funds – 53.6%
4,503	Aberdeen Emerging Markets Equity Income Fund, Inc.	28,594
12,383	Aberdeen Total Dynamic Dividend Fund[5]	89,281
1,578	Advent Claymore Convertible Securities and Income Fund[5]	19,788
1,671	Alliance California Municipal Income Fund, Inc.	22,859
7,383	AllianzGI Convertible & Income 2024 Target[5]	58,916
4,993	AllianzGI NFJ Dividend Interest & Premium Strategy Fund[5]	53,325
1	Bailard Real Estate LP	600,000
1,340	BlackRock Municipal 2030 Target Term Trust[5]	27,483
1,878	BlackRock Resources & Commodities Strategy Trust[5]	13,259
5,006	BrandywineGLOBAL Global Income Opportunities Fund, Inc.[5]	51,962
2,118	Brookfield Real Assets Income Fund, Inc.[5]	40,390
8,107	Clough Global Opportunities Fund[5]	66,721
7,634	Cornerstone Strategic Value Fund, Inc.[5]	85,348
2,611	Cornerstone Total Return Fund, Inc.[5]	29,008
8,235	Delaware Enhanced Global Dividend & Income Fund[5]	71,644
1	DSC Meridian LP	275,000
3,677	Eagle Growth & Income Opportunities Fund[5]	46,441
6,123	Eaton Vance Limited Duration Income Fund[5]	72,986
779	Franklin Ltd. Duration Income Trust[5]	7,027
6,641	Garrison Capital, Inc.[5]	42,702
1,973	High Income Securities Fund[5]	17,560
7,147	Highland Floating Rate Opportunities Fund[5]	91,482
7,750	Invesco High Income Trust II5	97,107
16,175	Invesco Senior Income Trust[5]	63,244
3,524	Kayne Anderson MLP/Midstream Investment Co.[5]	48,490
6,732	Lazard World Dividend & Income Fund, Inc.[5]	57,289
11,702	Liberty All Star Growth Fund, Inc.[5]	51,372
1	Linden Investors LP	271,809
5,972	Morgan Stanley Emerging Markets Debt Fund, Inc.[5]	49,150

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

Number of Shares		Value
	Closed-End Funds (Continued)
3,987	Morgan Stanley Emerging Markets Fund, Inc.[5]	$64,231
2,521	NexPoint Strategic Opportunities Fund[5]	50,244
1,168	Nuveen California Quality Municipal Income Fund	14,892
3,645	Nuveen Credit Strategies Income Fund[5]	26,973
3,806	Nuveen Emerging Markets Debt 2022 Target Term Fund[5]	29,040
2,388	Nuveen Intermediate Duration Quality Municipal Term Fund[5]	29,492
2,168	Nuveen Mortgage Opportunity Term Fund[5]	48,455
3,219	Nuveen Mortgage Opportunity Term Fund 2[5]	71,365
28,453	Palmer Square Opportunistic Income Fund	518,417
11,612	PGIM Global Short Duration High Yield Fund, Inc.[5]	150,027
1,249	PGIM Short Duration High Yield Fund, Inc.[5]	16,274
2,613	PIMCO Dynamic Credit and Mortgage Income Fund	55,004
71,839	PIMCO Flexible Credit Income Fund	698,276
1	Pomona Investment LP	800,000
1,312	Special Opportunities Fund, Inc.[5]	15,541
4,605	Sprott Focus Trust, Inc.[5]	26,709
7,427	Templeton Emerging Markets Income Fund[5]	71,448
9,566	Templeton Global Income Fund[5]	57,683
624	The China Fund, Inc.[5]	10,539
1,060	The India Fund, Inc.[5]	21,454
4,573	Tortoise MLP Fund, Inc.[5]	56,019
3,166	Virtus Total Return Fund, Inc.[5]	27,418
21,758	Voya Prime Rate Trust[5]	97,693
1	Walleye Opportunities LP	300,000
1,631	Western Asset Global High Income Fund, Inc.[5]	13,488
1	Whitebox Asymmetric LP	271,159
	Total Closed-End Funds (Cost $6,404,716)	5,992,078

Principal Amount
	Collateralized Mortgage Obligations – 10.0%
$1,418,609	CHL Mortgage Pass-Through Trust Series 2004-29, Class 1X, 0.670%, 2/25/2035[2,4]	24,670
131,000	COMM Mortgage Trust Series 2017-PANW, Class E, 3.809%, 10/10/2029[3,4]	121,814
150,000	Fannie Mae Connecticut Avenue Securities Series 2018-C02, Class 2M2, 4.706% (LIBOR 1 Month+220 basis points), 8/25/2030[1,2]	145,942
200,000	GS Mortgage Securities Trust Series 2014-GC22, Class C, 4.689%, 6/10/2047[2,4]	199,639
100,000	Home Partners of America Trust Series 2018-1, Class F, 4.805% (LIBOR 1 Month+235 basis points), 7/17/2037[1,3]	98,042

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

Principal Amount		Value
	Collateralized Mortgage Obligations (Continued)
	Morgan Stanley Mortgage Loan Trust
$255,011	Series 2006-13AX, Class A2, 2.846% (LIBOR 1 Month+34 basis points), 10/25/2036[1,2]	$130,827
378,442	Series 2007-7AX, Class 2A1, 2.626% (LIBOR 1 Month+12 basis points), 4/25/2037[1,2]	186,875
100,000	STACR Trust Series 2018-DNA2, Class M2, 4.656% (LIBOR 1 Month+215 basis points), 12/25/2030[1,2,3]	97,081
115,000	UBS Commercial Mortgage Trust Series 2018-C8, Class C, 4.704%, 2/15/2051[2,4]	113,380
	Total Collateralized Mortgage Obligations (Cost $1,133,539)	1,118,270

Number of Shares
	Common Stocks – 13.8%
	Communications – 1.5%
39	Tribune Media Co.	1,770
3,515	Twenty-First Century Fox, Inc. - Class A5	169,142
		170,912
	Energy – 2.8%
7,057	Dominion Energy Midstream Partners LP5	127,308
178	TransMontaigne Partners LP	7,223
4,149	Valero Energy Partners LP5	174,964
		309,495
	Financials – 3.7%
9,916	Barings BDC, Inc.[5]	89,343
1,246	Big Rock Partners Acquisition Corp.*,5	12,460
849	Black Ridge Acquisition Corp.*,5	8,524
415	CF Finance Acquisition Corp.*	4,150
553	Chardan Healthcare Acquisition Corp.*	5,569
1,386	CM Seven Star Acquisition Corp.*,5,6	13,999
265	Constellation Alpha Capital Corp.*,5,6	2,708
1,359	Far Point Acquisition Corp. - Class A*,5	13,114
1,880	FCB Financial Holdings, Inc. - Class A*,5	63,130
411	FinTech Acquisition Corp. III*	4,122
1,386	FS KKR Capital Corp.	7,180
2,044	Haymaker Acquisition Corp.*,5	20,461
2,530	Industrial Logistics Properties Trust - REIT[5]	49,758
1,038	Legacy Acquisition Corp.*,5	10,193
2,374	Leisure Acquisition Corp.*,5	23,384
2,579	One Madison Corp.*,5,6	25,867
1,142	Pensare Acquisition Corp.*,5	11,568
754	Pure Acquisition Corp.*,5	7,419

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Financials (Continued)
46	Reebonz Holding Ltd.*,5,6	$96
732	Schultze Special Purpose Acquisition Corp.*	7,283
4,783	Select Income REIT[5]	35,203
		415,531
	Health Care – 2.5%
1	Cigna Corp.[5]	104
2,133	Pacific Biosciences of California, Inc.*,5	15,784
1,263	Shire PLC - ADR[5,6]	219,812
493	TESARO, Inc.*	36,605
		272,305
	Technology – 1.3%
643	Apptio, Inc.*,5	24,408
735	ARRIS International PLC*,5,6	22,469
242	athenahealth, Inc.*,5	31,927
156	Dell Technologies, Inc. - Class C*	7,603
191	Dun & Bradstreet Corp.	27,263
125	Red Hat, Inc.*,5	21,955
549	Travelport Worldwide Ltd.[6]	8,576
		144,201
	Utilities – 2.0%
3,151	Vectren Corp.[5]	226,809
	Total Common Stocks (Cost $1,585,073)	1,539,253
	Exchange-Traded Debt Securities – 1.3%
	Financials – 1.3%
1,144	Capital Southwest Corp. 5.950%, 12/15/2022[2]	28,428
682	Monroe Capital Corp. 5.750%, 10/31/2023[2]	15,754
1,554	Oxford Square Capital Corp. 6.500%, 3/30/2024[2]	38,073
433	Stellus Capital Investment Corp. 5.750%, 9/15/2022[2]	10,544
1,145	THL Credit, Inc. 6.750%, 12/30/2022[2]	28,625
580	THL Credit, Inc. 6.125%, 10/30/2023[2]	14,268

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED DEBT SECURITIES (Continued)
	Financials (Continued)
396	TriplePoint Venture Growth BDC Corp. 5.750%, 7/15/2022[2]	$9,868
		145,560
	Total Exchange-Traded Debt Securities (Cost $149,485)	145,560
	Exchange-Traded Funds – 0.4%
3,904	Invesco Municipal Opportunity Trust - Class N.A.[5]	43,647
	Total Exchange-Traded Funds (Cost $43,538)	43,647
	Mutual Funds – 5.0%
46,025	Jones Lang LaSalle Income Property Trust, Inc. - Class M-I - REIT[5]	558,285
	Total Mutual Funds (Cost $550,000)	558,285

Number of Contracts
	Purchased Options Contracts – 0.0%
	Put Options – 0.0%
	CVS Health Corp.
2	Exercise Price: $180.00, Notional Amount: $36,000, Expiration Date: January 19, 2019	3
	Total Purchased Options Contracts (Cost $172)	3

Number of Shares
	Rights – 0.0%
1,246	Big Rock Partners Acquisition Corp., Expiration Date: July 3, 2019*,5	449
425	Black Ridge Acquisition Corp., Expiration Date: July 3, 2019*,5	166
1,386	CM Seven Star Acquisition Corp., Expiration Date: April 25, 2019*,5,6	443
265	Constellation Alpha Capital Corp., Expiration Date: March 18, 2019*,5,6	46
1,803	Corium International, Expiration Date: March 31, 2020*,5,8	—
1,142	Pensare Acquisition Corp., Expiration Date: January 26, 2019*,5	331
	Total Rights (Cost $0)	1,435
	Units – 0.0%
1	Far Point Acquisition Corp.*,5	10
1	Leisure Acquisition Corp.*,5	10
	Total Units (Cost $20)	20

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

Number of Shares		Value
	Warrants – 0.1%
623	Big Rock Partners Acquisition Corp., Expiration Date: December 1, 2022*,5	$239
1,386	Black Ridge Acquisition Corp., Expiration Date: October 25, 2022*,5	416
693	CM Seven Star Acquisition Corp., Expiration Date: November 6, 2022*,5,6	139
174	Concrete Pumping Holdings, Inc., Expiration Date: December 6, 2023*	136
265	Constellation Alpha Capital Corp., Expiration Date: March 23, 2024*,5,6	28
286	Falcon Minerals Corp., Expiration Date: August 23, 2023*,5	172
453	Far Point Acquisition Corp., Expiration Date: June 1, 2025*,5	543
1,022	Haymaker Acquisition Corp., Expiration Date: November 16, 2022*,5	664
1,038	Legacy Acquisition Corp., Expiration Date: November 30, 2022*,5	343
1,187	Leisure Acquisition Corp., Expiration Date: December 28, 2022*,5	938
375	NRC Group Holdings Corp., Expiration Date: October 18, 2023*,5	304
1,502	One Madison Corp., Expiration Date: February 22, 2023*,5,6	1,171
571	Pensare Acquisition Corp., Expiration Date: August 8, 2022*,5	114
377	Pure Acquisition Corp., Expiration Date: April 17, 2023*,5	430
231	Reebonz Holding Ltd., Expiration Date: September 19, 2024*,5,6	44
328	Smaaash Entertainment, Inc., Expiration Date: May 22, 2024*	57
	Total Warrants (Cost $46)	5,738
	Short-Term Investments – 15.8%
1,766,295	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 2.24%[5,7]	1,766,295
	Total Short-Term Investments (Cost $1,766,295)	1,766,295
	Total Investments – 105.8% (Cost $12,300,343)	11,826,524
	Liabilities in Excess of Other Assets – (5.8)%	(646,007)
	Total Net Assets – 100.0%	$11,180,517
	Securities Sold Short – (3.9)%
	Common Stocks – (3.5)%
	Financials – (1.3)%
(4,974)	Government Properties Income Trust - REIT	(34,171)
(2,528)	Industrial Logistics Properties Trust - REIT	(49,726)
(1,984)	Synovus Financial Corp.	(63,468)
		(147,365)
	Health Care – (1.0)%
(6,363)	Takeda Pharmaceutical Co., Ltd. - Spon. ADR[6]	(107,026)
	Technology – (0.1)%
(154)	Dell Technologies, Inc. - Class C*	(7,526)
	Utilities – (1.1)%
(1,758)	Dominion Energy, Inc.	(125,627)

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

Number of Shares		Value
	Securities Sold Short (Continued)
	COMMON STOCKS (Continued)
	Total Common Stocks (Proceeds $423,294)	$(387,544)
	Exchange-Traded Funds – (0.4)%
(1,400)	SPDR Bloomberg Barclays High Yield Bond ETF	(47,026)
	Total Exchange-Traded Funds (Proceeds $52,317)	(47,026)
	Total Securities Sold Short (Proceeds $475,611)	$(434,570)

Number of Contracts
	WRITTEN Options Contracts – 0.0%
	Call Options – 0.0%
	Twenty-First Century Fox, Inc. - Class A
(1)	Exercise Price: $49.00, Notional Amount: $(4,900), Expiration Date: January 19, 2019	(25)
	Total Call Options (Proceeds $44)	(25)
	Total WRITTEN Options Contracts (Proceeds $44)	$(25)

ADR – American Depository Receipt

ETF – Exchange-Traded Fund

LP – Limited Partnership

PLC – Public Limited Company

REIT – Real Estate Investment Trust

* Non-income producing security.

1 Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

2 Callable.

3 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $700,049 which represents 6.3% of Net Assets.

4 Variable rate security.

5 All or a portion of this security is segregated as collateral for securities sold short and swap contracts. Aggregate value of segregated securities were $3,156,763.

6 Foreign security denominated in U.S. Dollars.

7 The rate is the annualized seven-day yield at period end.

8 Level 3 security fair valued under procedures established by the Board of Trustees, represents 0.0% of Net Assets.  The total value of this security is $0.

See accompanying Notes to Schedule of Investments.

Note 1 – Organization

The Relative Value Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company. The Fund operates as an interval fund. The Fund operates under an Agreement and Declaration of Trust (“Declaration of Trust”) dated November 23, 2016 (the“Declaration of Trust”). The Fund seeks to achieve long-term capital appreciation by pursuing positive absolute returns across market cycles. In pursuing its objective, the Fund seeks to generate attractive long-term returns with low sensitivity to traditional equity and fixed-income indices. The Fund commenced investment operations on June 12, 2017.

The SEC granted the Fund an exemptive order on November 21, 2017 permitting the Fund to offer multiple classes of shares. The Fund’s Registration Statement allows it to offer two classes of shares, Advisor Class Shares and CIA Class Shares. Only the CIA Class of shares is operational as of December 31, 2018.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund’s Valuation Committee will oversee the valuation of the Fund’s investments on behalf of the Fund. The Board of Trustees of the Fund (the “Board”) has approved valuation procedures for the Fund (the “Valuation Procedures”). Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of the relevant determination date. If no sale or official closing price of particular securities are reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Over-the-counter securities not quoted on the Nasdaq Stock Market will be valued at the last sale price on the relevant determination date or, if no sale occurs, at the last bid price, in the case of securities held long, or the last ask price, in the case of securities held short, at the time net asset value is determined. Equity securities for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by Vivaldi Asset Management, LLC (the “Investment Manager”) or a Sub-Adviser (as defined in Note 3) not to reflect the market value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers, in accordance with the Valuation Procedures. Futures index options will be valued at the mid-point between the last bid price and the last ask price on the relevant determination date at the time net asset value is determined. The mid-point of the last bid and the last ask is also known as the ‘mark’. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company.

Fixed-income securities with a remaining maturity of sixty (60) days or more for which accurate market quotations are readily available will normally be valued according to dealer-supplied bid quotations or bid quotations from a recognized pricing service. Fixed-income securities for which market quotations are not readily available or are believed by the Investment Manager or a Sub-Adviser not to reflect market value will be valued based upon broker-supplied quotations in accordance with the Valuation Procedures, provided that if such quotations are unavailable or are believed by the Investment Manager or a Sub-Adviser not to reflect market value, such fixed-income securities will be valued at fair value in accordance with the Valuation Procedures, which may include the utilization of valuation models that take into account spread and daily yield changes on government securities in the appropriate market (e.g., matrix pricing). High quality investment grade debt securities (e.g., treasuries, commercial paper, etc.) with a remaining maturity of sixty (60) days or less are valued by the Investment Manager or a Sub-Adviser at amortized cost, which the Board has determined to approximate fair value. All other instruments held by the Fund will be valued in accordance with the Valuation Procedures.

If no price is obtained for a security in accordance with the foregoing, because either an external price is not readily available or such external price is believed by the Investment Manager or a Sub-Adviser not to reflect the market value, the Valuation Committee will make a determination in good faith of the fair value of the security in accordance with the Valuation Procedures. In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

(b) Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short, a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. To the extent the Fund sells securities short, it will provide collateral to the broker-dealer and/or will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account as required by each respective broker-dealer. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price of the security underlying the written option.

(d) Options

The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as an asset or a liability and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(e) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other funds that invest directly in securities.

Each ETF in which the Fund invests are subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.

(f) Closed-end Funds (“CEFs”)

The Fund may invest in shares of CEFs. A CEF is a pooled investment vehicle that is registered under the Investment Company Act and whose shares are listed and traded on U.S. national securities exchanges. Investments in CEFs are subject to various risks, including reliance on management’s ability to meet a CEF’s investment objective and to manage a CEF’s portfolio, and fluctuation in the market value of a CEF’s shares compared to the changes in the value of the underlying securities that the CEF owns. In addition, the Fund bears a pro rata share of the management fees and expenses of each underlying CEF in addition to the Fund’s management fees and expenses, which results in the Fund’s shareholders being subject to higher expenses than if they invested directly in the CEFs.

(g) Short-Term Investments

The Fund invests a significant amount (15.8% as of December 31, 2018) in the Morgan Stanley Institutional Liquidity Fund – Government Portfolio (“MVRXX”). MVRXX invests exclusively in a portfolio of short-term U.S. Treasury securities, as well as repurchase agreements collateralized fully by U.S. Treasury securities. The Fund may also hold cash.

MVRXX files complete Semi-Annual and Annual Reports with the U.S. Securities and Exchange Commission for semi-annual and annual periods of each fiscal year on Form N-CSR. The Forms N-CSR are available on the website of the U.S. Securities and Exchange Commission at www.sec.gov, and may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The net expense ratio per October 31, 2018 Annual report of Morgan Stanley Institutional Liquidity Fund – Government Portfolio was 0.17%.

Note 3 – Federal Income Taxes

At December 31, 2018, gross unrealized appreciation and depreciation of investments and short securities, based on cost for federal income tax purposes were as follows:

Cost of investments	$11,827,864

Gross unrealized appreciation	$90,343
Gross unrealized depreciation	(526,278)

Net unrealized depreciation on investments	$(435,935)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2018, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Assets
Investments
Asset-Backed Securities	$-	$655,940	$-	$655,940
Closed-End Funds	5,992,078	-	-	5,992,078
Collateralized Mortgage Obligations	-	1,118,270	-	1,118,270
Common Stocks*	1,539,253	-	-	1,539,253
Exchange-Traded Debt Securities*	145,560	-	-	145,560
Exchange-Traded Funds	43,647	-	-	43,647
Mutual Funds	558,285	-	-	558,285
Purchased Options Contracts	-	3	-	3
Rights	1,435	-	-	1,435
Units	20	-	-	20
Warrants	5,738	-	-	5,738
Short-Term Investments	1,766,295	-	-	1,766,295
Total Investments	$10,052,311	$1,774,213	$-	$11,826,524

Liabilities
Securities Sold Short
Common Stocks*	$387,544	$-	$-	$387,544
Exchange-Traded Funds	47,026	-	-	47,026
Written Options Contracts	25	-	-	25
Total Investments	$434,595	$-	$-	$434,595

*All common stocks and Exchange-Traded Debt Securities held in the Fund are Level 1 securities. For a detailed break-out of common stocks and Exchange-Traded Debt Securities by major industry classification, please refer to the Schedule of Investments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Beginning balance March 31, 2018	$-
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	-
Total realized gain/(loss)	-
Total unrealized appreciation/(depreciation)	-
Net purchases	-
Net sales	-
Balance as of December 31, 2018	$-

The Level 3 investments as of December 31, 2018, represented 0.00% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.

ITEM 2. CONTROLS AND PROCEDURES.

(a)        The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)        There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Relative Value Fund

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date	March 1, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date	March 1, 2019

By (Signature and Title)*	/s/ Chad Eisenberg
Chad Eisenberg, Treasurer
(Principal Financial Officer)

Date	March 1, 2019

* Print the name and title of each signing officer under his or her signature.